Operating segments - Schedule of Revenues from Continuing Operations and Non-Current Assets by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Revenues	$ 99,370	$ 69,731
Non-current assets	80,955	78,429
United States
Disclosure of geographical areas [line items]
Revenues	32,281	14,995
Non-current assets	3,539	4,322
Poland
Disclosure of geographical areas [line items]
Revenues	21,572	21,655
Canada
Disclosure of geographical areas [line items]
Revenues	17,885	3,002
Non-current assets	76,664	63,883
Germany
Disclosure of geographical areas [line items]
Revenues	8,410	4,184
United Kingdom
Disclosure of geographical areas [line items]
Revenues	8,204	12,774
Egypt
Disclosure of geographical areas [line items]
Revenues	3,512	154
Spain
Disclosure of geographical areas [line items]
Revenues	1,876	260
China
Disclosure of geographical areas [line items]
Revenues	1,545	2,631
Non-current assets	10	8,249
Netherlands
Disclosure of geographical areas [line items]
Revenues	1,185	668
Denmark
Disclosure of geographical areas [line items]
Revenues	342	2,157
Non-current assets	742	1,975
France
Disclosure of geographical areas [line items]
Revenues	317	4,023
Other countries
Disclosure of geographical areas [line items]
Revenues	$ 2,241	$ 3,228